As filed with the Securities and Exchange Commission on November ___, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22558

Brookfield Investment Funds
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

(212) 549-8400
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
September 30, 2014

	Shares	Value
COMMON STOCKS - 97.1%
AUSTRALIA - 3.0%
Electric Utilities & Generation - 1.0%
Origin Energy Limited	372,500	$4,871,589
Toll Roads - 2.0%
Transurban Group	1,465,660	9,895,528
Total AUSTRALIA		14,767,117
BRAZIL - 3.4%
Electricity Transmission & Distribution - 0.5%
Cia Energetica de Minas Gerais - ADR	377,400	2,351,202
Toll Roads - 1.8%
CCR SA	1,311,650	9,056,025
Water - 1.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	688,800	5,586,168
Total BRAZIL		16,993,395
CANADA - 11.2%
Pipelines - 11.2%
Enbridge, Inc.	567,800	27,179,569
Inter Pipeline Ltd.	225,500	7,319,010
Pembina Pipeline Corp.	149,700	6,306,394
TransCanada Corp.	187,200	9,641,230
Veresen, Inc.	313,000	4,759,489
Total Pipelines		55,205,692
Total CANADA		55,205,692
CHINA - 6.1%
Gas Utilities - 1.4%
ENN Energy Holdings Ltd.	1,075,500	7,036,577
Pipelines - 4.3%
Beijing Enterprises Holdings Ltd.	1,126,500	9,664,821
Kunlun Energy Company Ltd.	7,982,900	11,519,647
Total Pipelines		21,184,468
Toll Roads - 0.4%
Zhejiang Expressway Company Ltd.	1,985,000	2,016,748
Total CHINA		30,237,793
FRANCE - 4.9%
Communications - 1.4%
Eutelsat Communications SA	212,500	6,856,448
Electric Utilities & Generation - 2.0%
GDF Suez	402,700	10,099,955
Toll Roads - 1.5%
Group Eurotunnel SA	594,900	7,267,036
Total FRANCE		24,223,439
HONG KONG - 1.2%
Ports - 1.2%
COSCO Pacific Ltd.	4,332,200	5,745,829
Total HONG KONG		5,745,829
ITALY - 6.6%
Pipelines - 2.9%
Snam Rete Gas SpA	2,595,734	14,333,210
Toll Roads - 3.7%
Atlantia SpA	753,500	18,510,340
Total ITALY		32,843,550

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2014

	Shares	Value
COMMON STOCKS (continued)
JAPAN - 2.0%
Gas Utilities - 2.0%
Tokyo Gas Company Ltd.	1,783,900	$10,023,963
Total JAPAN		10,023,963
MEXICO - 0.5%
Pipelines - 0.5%
Infraestructura Energetica Nova SAB de CV	360,100	2,199,665
Total MEXICO		2,199,665
NETHERLANDS - 0.5%
Midstream - 0.5%
Koninklijke Vopak NV	46,600	2,511,028
Total NETHERLANDS		2,511,028
SPAIN - 4.8%
Other - 1.0%
Abengoa SA	918,100	4,837,978
Toll Roads - 3.8%
Ferrovial SA	561,900	10,870,886
Obrascon Huarte Lain SA	243,000	8,110,656
Total Toll Roads		18,981,542
Total SPAIN		23,819,520
SWITZERLAND - 1.8%
Airports - 1.8%
Flughafen Zuerich AG	13,987	8,762,733
Total SWITZERLAND		8,762,733
UNITED KINGDOM - 2.6%
Water - 2.6%
Pennon Group PLC	466,500	5,961,825
United Utilities Group PLC	544,000	7,106,122
Total Water		13,067,947
Total UNITED KINGDOM		13,067,947
UNITED STATES - 48.5%
Communications - 13.0%
American Tower Corp.	306,322	28,680,929
Crown Castle International Corp.	253,700	20,430,461
SBA Communications Corp. 1	134,800	14,949,320
Total Communications		64,060,710
Gas Utilities - 1.8%
NiSource, Inc.	212,400	8,704,152
Midstream - 9.9%
Access Midstream Partners LP	156,800	9,978,752
Atlas Pipeline Partners LP	139,800	5,097,108
Crestwood Equity Partners LP	521,000	5,506,970
EQT Midstream Partners LP	59,500	5,331,795
MarkWest Energy Partners LP	108,300	8,319,606
The Williams Companies, Inc.	267,500	14,806,125
Total Midstream		49,040,356
Other - 3.7%
EV Energy Partners LP	129,600	4,596,912
Teekay Corp.	83,600	5,547,696
Waste Connections, Inc.	165,200	8,015,504
Total Other		18,160,112

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2014

	Shares	Value
COMMON STOCKS (continued)
Pipelines - 14.9%
Energy Transfer Equity LP	154,400	$9,524,936
Enterprise Products Partners LP	332,700	13,407,810
Plains All American Pipeline LP	83,600	4,920,696
SemGroup Corp.	109,400	9,109,738
Sempra Energy	159,200	16,776,496
Spectra Energy Corp.	513,900	20,175,714
Total Pipelines		73,915,390
Rail - 3.7%
Genesee & Wyoming, Inc. 1	51,800	4,937,058
Kansas City Southern	109,800	13,307,760
Total Rail		18,244,818
Water - 1.5%
American Water Works Company Inc.	153,600	7,408,128
Total UNITED STATES		239,533,666
Total COMMON STOCKS
(Cost $409,995,082)		479,935,337
Total Investments - 97.1%
(Cost $409,995,082)		479,935,337
Other Assets in Excess of Liabilities - 2.9%		14,349,268
TOTAL NET ASSETS - 100.0%		$494,284,605

ADR	-- American Depositary Receipt

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	-- Non-income producing security.

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2014

	Shares	Value
COMMON STOCKS - 94.0%
AUSTRALIA - 6.0%
Industrial - 1.6%
Goodman Group	810,400	$3,662,394
Real Estate - Diversified - 2.3%
Dexus Property Group	5,330,500	5,175,585
Retail - 2.1%
Scentre Group 1	1,630,573	4,691,493
Total AUSTRALIA		13,529,472
AUSTRIA - 1.4%
Residential - 1.4%
Conwert Immobilien Invest SE	268,500	3,059,090
Total AUSTRIA		3,059,090
BRAZIL - 0.9%
Retail - 0.9%
Multiplan Empreendimentos Imobiliarios SA	102,000	2,085,213
Total BRAZIL		2,085,213
FRANCE - 3.4%
Real Estate - Diversified - 3.3%
Unibail-Rodamco SE	28,700	7,380,463
Retail - 0.1%
Mercialys SA	9,580	208,908
Total FRANCE		7,589,371
GERMANY - 3.5%
Mixed - 0.9%
DIC Asset AG	247,653	2,082,677
Office - 1.9%
Alstria Office REIT - AG	343,000	4,193,324
Real Estate Management/Service - 0.7%
Deutsche Annington Immobilien SE	53,800	1,561,547
Total GERMANY		7,837,548
HONG KONG - 6.0%
Office - 2.3%
Hongkong Land Holdings Ltd.	759,600	5,162,799
Real Estate - Diversified - 1.8%
Sun Hung Kai Properties Ltd.	289,451	4,107,063
Retail - 1.9%
Wharf Holdings Ltd.	589,000	4,183,504
Total HONG KONG		13,453,366
JAPAN - 6.7%
Home Builders - 1.4%
Sekisui House Ltd.	262,100	3,089,043
Office - 3.5%
Mitsubishi Estate Company Ltd.	347,155	7,823,937
Real Estate - Diversified - 1.8%
Mitsui Fudosan Company Ltd.	133,700	4,103,043
Total JAPAN		15,016,023
NEW ZEALAND - 0.9%
Real Estate Operator/Developer - 0.9%
Precinct Properties New Zealand Ltd.	2,483,400	2,103,459
Total NEW ZEALAND		2,103,459
NORWAY - 0.8%
Real Estate - Diversified - 0.8%
Norwegian Property ASA 1	1,126,484	1,684,970
Total NORWAY		1,684,970
POLAND - 1.9%
Retail - 1.9%
Atrium European Real Estate Ltd.	799,230	4,159,028
Total POLAND		4,159,028

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited) (continued)
September 30, 2014

	Shares	Value
COMMON STOCKS (continued)
SINGAPORE - 2.8%
Developer - Office - 1.9%
Keppel Land Ltd.	1,555,900	$4,265,821
Real Estate - Diversified - 0.9%
Suntec Real Estate Investment Trust	1,507,700	2,078,511
Total SINGAPORE		6,344,332
UNITED KINGDOM - 4.2%
Real Estate - Diversified - 1.9%
Land Securities Group PLC	246,200	4,133,739
Retail - 2.3%
Hammerson PLC	560,800	5,206,138
Total UNITED KINGDOM		9,339,877
UNITED STATES - 55.5%
Healthcare - 7.9%
Brookdale Senior Living, Inc. 1	161,900	5,216,418
HCP, Inc.	108,200	4,296,622
Ventas, Inc.	131,500	8,146,425
Total Healthcare		17,659,465
Hotel - 1.9%
Host Hotels & Resorts, Inc.	201,000	4,287,330
Industrial - 0.9%
DCT Industrial Trust, Inc.	277,900	2,087,029
Mixed - 0.9%
Liberty Property Trust	64,100	2,131,966
Office - 11.9%
Brandywine Realty Trust	304,000	4,277,280
Douglas Emmett, Inc.	209,150	5,368,881
DuPont Fabros Technology, Inc.	176,600	4,775,264
Highwoods Properties, Inc.	110,600	4,302,340
SL Green Realty Corp.	78,900	7,994,148
Total Office		26,717,913
Real Estate - Diversified - 3.1%
Vornado Realty Trust	70,000	6,997,200
Regional Malls - 7.5%
CBL & Associates Properties, Inc.	364,900	6,531,710
Simon Property Group, Inc.	62,700	10,309,134
Total Regional Malls		16,840,844
Residential - 10.8%
AvalonBay Communities, Inc.	53,900	7,598,283
Camden Property Trust	67,500	4,625,775
Equity Residential	88,200	5,431,356
Mid-America Apartment Communities, Inc.	98,200	6,446,830
Total Residential		24,102,244
Retail - 3.1%
Westfield Corp.	1,050,700	6,846,420
Self Storage - 1.9%
Iron Mountain, Inc.	128,085	4,181,975
Specialty - 3.2%
CBS Outdoor Americas, Inc.	240,500	7,200,570
Strip Centers - 2.4%
Brixmor Property Group, Inc.	94,100	2,094,666
Washington Prime Group, Inc.	188,400	3,293,232
Total Strip Centers		5,387,898
Total UNITED STATES		124,440,854
Total COMMON STOCKS
(Cost $209,997,234)		210,642,603

		BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
		Schedule of Investments (Unaudited) (continued)
		September 30, 2014

			Shares	Value
		WARRANTS - 0.0%
		HONG KONG - 0.0%
		Real Estate - Diversified - 0.0%
		Sun Hung Kai Properties Ltd.
		Expiration: April 2016
		Exercise Price: HKD 98.60	30,670	$51,269
		Total HONG KONG
		(Cost - $0)		51,269
		Total WARRANTS
		(Cost - $0)		51,269
		Total Investments - 94.0%
		(Cost $209,997,234)		210,693,872
		Other Assets in Excess of Liabilities - 6.0%		13,366,727
		TOTAL NET ASSETS - 100.0%		$224,060,599

HKD		-- Hong Kong Dollar

The following notes should be read in conjunction with the accompanying Schedule of Investments.

	1	-- Non-income producing security.

	BROOKFIELD U.S. LISTED REAL ESTATE FUND
	Schedule of Investments (Unaudited)
	September 30, 2014
		Shares	Value
	COMMON STOCKS - 98.6%
	UNITED STATES - 98.6%
	Healthcare - 15.6%
	Brookdale Senior Living, Inc. 1	31,100	$1,002,042
	HCP, Inc.	38,000	1,508,980
	Ventas, Inc.	32,500	2,013,375
	Total Healthcare		4,524,397

	Hotel - 2.9%
	Host Hotels & Resorts, Inc.	39,700	846,801

	Industrial - 2.0%
	DCT Industrial Trust, Inc.	77,400	581,274

	Mixed - 2.9%
	Liberty Property Trust	25,400	844,804

	Office - 21.7%
	Brandywine Realty Trust	58,500	823,095
	Douglas Emmett, Inc.	50,300	1,291,201
	DuPont Fabros Technology, Inc.	44,600	1,205,984
	Highwoods Properties, Inc.	28,900	1,124,210
	SL Green Realty Corp.	18,400	1,864,288
	Total Office		6,308,778

	Real Estate - Diversified - 5.4%
	Vornado Realty Trust	15,800	1,579,368

	Regional Malls - 15.6%
	CBL & Associates Properties, Inc.	95,200	1,704,080
	Simon Property Group, Inc.	17,200	2,828,024
	Total Regional Malls		4,532,104

	Residential - 17.8%
	AvalonBay Communities, Inc.	10,000	1,409,700
	Camden Property Trust	17,100	1,171,863
	Equity Residential	19,000	1,170,020
	Mid-America Apartment Communities, Inc.	21,700	1,424,605
	Total Residential		5,176,188

	Self Storage - 3.3%
	Iron Mountain, Inc.	29,200	953,380

	Specialty - 5.9%
	CBS Outdoor Americas, Inc.	56,900	1,703,586

	Strip Centers - 5.5%
	Brixmor Property Group, Inc.	38,500	857,010
	Washington Prime Group, Inc.	41,800	730,664
	Total Strip Centers		1,587,674
	TOTAL UNITED STATES		28,638,354
	TOTAL COMMON STOCKS
	(Cost $27,378,911)		28,638,354
	Total Investments - 98.6%
	(Cost $27,378,911)		28,638,354
	Other Assets in Excess of Liabilities - 1.4%		395,871
	Total Net Assets - 100.0%		$29,034,225

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	-- Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by Brookfield Investment Management Inc. (the “Adviser”), those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of September 30, 2014, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 -	quoted prices in active markets for identical assets or liabilities
• Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

• Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Adviser’s Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceed certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$14,767,117	$-	$14,767,117
Brazil	16,993,395	-	-	16,993,395
Canada	55,205,692	-	-	55,205,692
China	-	30,237,793	-	30,237,793
France	-	24,223,439	-	24,223,439
Hong Kong	-	5,745,829	-	5,745,829
Italy	-	32,843,550	-	32,843,550
Japan	-	10,023,963	-	10,023,963
Mexico	2,199,665	-	-	2,199,665
Netherlands	-	2,511,028	-	2,511,028
Spain	-	23,819,520	-	23,819,520
Switzerland	-	8,762,733	-	8,762,733
United Kingdom	-	13,067,947	-	13,067,947
United States	239,533,666	-	-	239,533,666
Total	$313,932,418	$166,002,919	$-	$479,935,337

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of local trading. During the nine months ended September 30, 2014, there were transfers from Level 2 to Level 1 of $9,056,025 due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

During the nine months ended September 30, 2014, the Fund did not invest in any Level 3 securities.

Brookfield Global Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$13,529,472	$-	$13,529,472
Austria	-	3,059,090	-	3,059,090
Brazil	2,085,213	-	-	2,085,213
France	208,908	7,380,463	-	7,589,371
Germany	1,561,547	6,276,001	-	7,837,548
Hong Kong	-	13,453,366	-	13,453,366
Japan	-	15,016,023	-	15,016,023
New Zealand	2,103,459	-	-	2,103,459
Norway	1,684,970	-	-	1,684,970
Poland	4,159,028	-	-	4,159,028
Singapore	-	6,344,332	-	6,344,332
United Kingdom	-	9,339,877	-	9,339,877
United States	117,594,434	6,846,420	-	124,440,854
Total Common Stocks	129,397,559	81,245,044	-	210,642,603
Warrants:
Hong Kong	51,269	-	-	51,269
Total	$129,448,828	$81,245,044	$-	$210,693,872

For further information regarding security characteristics, see the Schedule of Investments.

Level 2 securities are fair valued as a result of foreign market movements following the close of local trading. During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $4,193,324 and transfers from Level 2 to Level 1 of $6,244,241 due to these market movements. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

During the nine months ended September 30, 2014, the Fund did not invest in any Level 3 securities.

Brookfield U.S. Listed Real Estate Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2014.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$28,638,354	$-	$-	$28,638,354
Total	$28,638,354	$-	$-	$28,638,354

For further information regarding security characteristics, see the Schedule of Investments.

During the nine months ended September 30, 2014, there were no transfers between Level 1 and Level 2. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

During the nine months ended September 30, 2014, the Fund did not invest in any Level 3 securities.

Federal Income Tax Basis: The Federal income tax basis of each Fund’s investments, not including foreign currency translation, at September 30, 2014 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Brookfield Global Listed Infrastructure Fund	$ 409,995,082	$ 80,718,543	$ (10,778,288)	$ 69,940,255
Brookfield Global Listed Real Estate Fund	209,997,234	8,038,351	(7,341,713)	696,638
Brookfield U.S. Listed Real Estate Fund	27,378,911	1,791,328	(531,885)	1,259,443

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Investment Funds

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date:  November 26, 2014

By (Signature and Title)                       /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date:  November 26, 2014